Goodwill - Schedule of Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Goodwill [Abstract]
Cost	¥ 24,694	$ 3,383	¥ 24,694
Accumulated impairment
Total	¥ 24,694	$ 3,383	¥ 24,694